Financial risk management (Details) € in Thousands							1 Months Ended		12 Months Ended
	Jul. 30, 2021 USD ($)	Mar. 16, 2021 USD ($)	Oct. 02, 2020 USD ($)	Jul. 23, 2020 EUR (€)	Jun. 02, 2020 USD ($) installment	Sep. 08, 2016 EUR (€)	Mar. 31, 2020 USD ($)	Apr. 30, 2018 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Mar. 03, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	May 12, 2017 USD ($)	May 12, 2017 EUR (€)	Feb. 15, 2017 USD ($)	Sep. 08, 2016 agreement	Sep. 08, 2016 installment	Sep. 08, 2016 item
Financial risk management
Principal amount - Gross									$ 3,670,000	$ 5,277,000
Borrowings									98,967,000	107,607,000
Repayment of debt									$ 671,467,000	235,296,000	$ 329,501,000
Credit facilities
Financial risk management
Principal amount										100,000,000
Principal amount - Gross										31,155,000
Borrowings										27,237,000
ABL Revolver
Financial risk management
Repayment of debt		$ 39,476,000
Senior Notes due 2022
Financial risk management
Principal amount																		$ 350,000,000
Fixed Interest Rate									9.375%					9.375%				9.375%
Super senior secured notes
Financial risk management
Principal amount	$ 60,000,000
Fixed Interest Rate	9.00%
Reinstated Senior Notes
Financial risk management
Principal amount	$ 345,058,000
Fixed Interest Rate	9.375%
Cross currency swap
Financial risk management
Principal amount									$ 42,500,000							$ 192,500,000	€ 176,638
Fixed Interest Rate																8.062%	8.062%
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities							$ 3,608,000
Interest rate risk
Financial risk management
Principal amount - Gross									0	28,168,000
Borrowings									$ 98,967,000	$ 107,607,000
Foreign currency risk
Financial risk management
Number of swaps outstanding									0	0
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount	$ 350,000,000
Foreign currency risk | Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount																		$ 150,000,000
Foreign currency risk | Super senior secured notes
Financial risk management
Principal amount	$ 60,000,000
Foreign currency risk | Cross currency swap
Financial risk management
Percentage of Principal and Interest Payments	55.00%
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities							$ 3,608,000
Liquidity risk | ABL Revolver
Financial risk management
Principal amount									$ 100,000,000
Borrowings									$ 31,155,000
Borrowings Term									3 months
Factoring of receivables
Financial risk management
Upfront cash consideration			$ 48,800,000
Restricted cash release			$ 18,000,000
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial risk management
Fixed Interest Rate									3.55%					3.55%
Number of loan agreements																			2		2
Ferroatlantica, S.A.U. | Loan Number 1
Financial risk management
Loans received | €						€ 44,999
Number of loan installments | installment																				7
Borrowings Term						10 years
Grace period at start of loan						3 years
Amortized cost									$ 61,815,000	$ 55,004,000				€ 54,578	€ 44,824
Ferroatlantica, S.A.U. | Loan Number 2
Financial risk management
Loans received | €						€ 26,909
Repayment of debt | €								€ 26,909
FerroPem, S.A.S. | Loan with BNP Paribas
Financial risk management
Principal amount | €				€ 4,456
Fixed Interest Rate				0.00%
Percentage of capital borrowed				0.50%
FerroPem, S.A.S. | Minimum | Loan with BNP Paribas
Financial risk management
Additional amortization period				1 year
FerroPem, S.A.S. | Maximum | Loan with BNP Paribas
Financial risk management
Additional amortization period				5 years
Commitment amount | €				€ 22
Silicium Qubec | Financial Loans With Governments Agencies
Financial risk management
Principal amount					$ 7,000,000
Fixed Interest Rate					0.00%
Number of loan installments | installment					84
Borrowings Term					10 years
Grace period at start of loan					3 years
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan
Financial risk management
Principal amount | €													€ 34,500

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.